Other income (Tables)	12 Months Ended
Dec. 31, 2019
Component of Operating Income [Abstract]
Schedule of other income

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Government grants	88,873	88,488	247,416
Others	24,314	29,372	74,687

Total	113,187	117,860	322,103